Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 134	$ 2
USDT	1,885
Other current assets	14	4,111
Current assets of discontinued operations	22,100	21,842
Total current assets	24,133	25,955
OTHER ASSETS
Property and equipment, net	26,882	24,278
Security deposit	5,600
Other assets of discontinued operations	9,726	9,987
Total non-current assets	42,208	34,265
Total assets	66,341	60,220
CURRENT LIABILITIES
Accounts payable	331
Accrued expenses and other current payables	562	350
Taxes payable	5
Current liabilities of discontinued operations	79,101	78,245
Total current liabilities	80,199	78,595
OTHER LIABILITIES
Other liabilities of discontinued operations	3,729	3,631
Total non-current liabilities	3,729	3,631
Total liabilities	83,928	82,226
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares ($0.04 par value; 900,000,000 shares authorized; 15,639,877 and 31,195,477 shares issued as of December 31, 2024 and June 30, 2025, respectively; 14,332,648 and 29,888,248 shares outstanding as of December 31, 2024 and June 30, 2025, respectively)	1,197	575
Additional paid-in capital	318,118	311,740
Treasury shares (1,307,229 and 1,307,229 shares as of December 31, 2024 and June 30, 2025)	(1,517)	(1,517)
Deferred share compensation	(481)	(814)
Accumulated deficits	(334,462)	(332,464)
Accumulated other comprehensive income	32,488	33,407
Total AirNet Technology Inc. shareholders’ equity	15,343	10,927
NON-CONTROLLING INTERESTS	(32,930)	(32,933)
Total deficit	(17,587)	(22,006)
Total liabilities and shareholders’ equity	66,341	60,220
Related Party
CURRENT LIABILITIES
Amounts due to related parties	$ 200